Note 7 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Prepaid Expenses And Other Current Assets [Text Block]
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

(In Thousands)

	December 31
	2017	2016

Prepaid expenses	$579	$420
Payment in advance	321	202
Other receivable	171	368
Interest receivable	89	48
Other	85	68

	$1,245	$1,106